DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 2,679	$ 572
Liability Derivatives - Fair Value	10,364	27,692
Gain (loss) on derivatives	30,465	(17,450)	$ (9,960)
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	2,608	0
Liability Derivatives - Fair Value	10,364	27,558
Interest income (expense)	(8,349)	(5,030)	2,163
Unrealized fair value gain (loss)	19,802	(19,868)	(13,114)
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	71	268
Liability Derivatives - Fair Value	0	0
Unrealized fair value gain (loss)	(257)	519	1,353
Realized gain (loss)	60	71	(1,139)
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	0	304
Liability Derivatives - Fair Value	0	134
Unrealized fair value gain (loss)	(170)	157	338
Realized gain (loss)	410	(2,193)	(635)
Forward freight agreements
Derivative [Line Items]
Asset Derivatives - Fair Value	0	0
Liability Derivatives - Fair Value	0	0
Realized gain (loss)	18,969	10,207	3,245
Options	$ 0	$ (1,313)	$ (2,171)